Schedule of condensed balance sheet (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Current assets
Prepaid expenses and other current assets	$ 341,105	$ 477,740
Total current assets	4,758,471	2,213,825
Non-current assets
Prepayment for game development		44,000
Total non-current assets	3,688,427	16,651
Total assets	8,446,898	2,230,476
Current liabilities
Accrued expenses	42,929	41,074
Total current liabilities and total liabilities	1,664,099	1,295,482
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	19,129,328	4,701,748
Accumulated deficits	(12,348,542)	(3,706,377)
Accumulated other comprehensive loss		(61,977)
Total shareholders’ equity	6,782,799	934,994	$ (2,853,068)	$ (2,057,689)
Total liabilities and shareholders’ equity	8,446,898	2,230,476
Common Class A [Member]
Shareholders’ equity
ordinary shares, value	1,468	1,055
Common Class B [Member]
Shareholders’ equity
ordinary shares, value	545	545
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets
Cash	1,321,005
Prepaid expenses and other current assets	317,500
Total current assets	1,638,505
Non-current assets
Prepayment for game development	2,700,000
Investment in subsidiaries	2,449,494	934,994
Total non-current assets	5,149,494	934,994
Total assets	6,787,999	934,994
Current liabilities
Accrued expenses	5,200
Total current liabilities and total liabilities	5,200
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	19,129,328	4,701,748
Accumulated deficits	(12,348,542)	(3,706,377)
Accumulated other comprehensive loss		(61,977)
Total shareholders’ equity	6,782,799	934,994
Total liabilities and shareholders’ equity	6,787,999	934,994
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class A [Member]
Shareholders’ equity
ordinary shares, value	1,468	1,055
Parent Company [Member] | Reportable Legal Entities [Member] | Common Class B [Member]
Shareholders’ equity
ordinary shares, value	$ 545	$ 545